Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Ashford Holding Corp.
Entity Central Index Key	0001737988
Document Type	S-4/A
Document Period End Date	Mar. 31, 2018
Entity Filer Category	Accelerated Filer
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-4 Registration Statement.